RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about quantitative information about right-of-use assets [Table Text Block]

	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2020	$8,087	$6,234	$8	$14,330
Additions	1,294	17,560	—	18,854
Remeasurements	363	1,668	—	2,031
Depreciation and amortization	(1,325)	(4,520)	(7)	(5,851)
Disposals	(117)	(23)	—	(139)
At December 31, 2021	$8,302	$20,921	$2	$29,225
Additions	1,786	1,514	14	3,314
Remeasurements	578	2,239	(2)	2,815
Depreciation and amortization	(1,608)	(6,431)	(5)	(8,044)
Transfer to asset held-for-sale (Note 15)	(634)	(27)	—	(661)
At December 31, 2022	$8,424	$18,216	$9	$26,649